Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current portion:
Contract assets	¥ 1,490,656	$ 216,125	¥ 1,591,152
VAT prepayments	335,350	48,621	711,114
Prepaid licensed copyrights	136,656	19,813	152,596
Receivables from online payment agencies	369,734	53,606	324,327
Advances to suppliers	128,065	18,568	219,605
Prepaid expenses	21,101	3,059	61,594
Deposits and prepaid rental fees	13,220	1,917	21,485
Others	108,145	15,681	184,650
Prepayments and other assets, current	2,602,927	377,390	3,266,523
Non-current portion:
Prepaid licensed copyrights	2,525,282	366,131	2,193,285
Licensed copyrights prepaid assets	469,259	68,036	571,518
Deposits and prepaid rental fees	25,308	3,669	46,635
Long-term restricted cash	750,000	108,740	0	¥ 0
Others	95,284	13,816	94,252
Prepayments and other assets, noncurrent	¥ 3,865,133	$ 560,392	¥ 2,905,690